Net finance costs (Tables)	12 Months Ended
Dec. 31, 2022
Net finance costs
Summary of net finance costs
2022 2021
$ $
Financial expenses
Interest on term loans 3,198 87,775
Interest on lease liabilities 378,611 307,691
Interest accretion on balance due on business combination 173,350 110,204
Interest accretion on long term loans 28,229 12,185
Penalties and other interest expenses 85,644 19,324
669,032 537,179
Financial income
Interest accretion on royalty receivable (118,290) (132,809)
Net finance costs

550,742 404,370